Note 6 - Accounting Policies and New Standards Adopted - Standards and Interpretations That Are Issued (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs, current	$ 69,012	$ 43,152	$ 31,852
Customer acquisition costs, noncurrent	$ 44,212	$ 34,162	$ 17,101